Operating costs and expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Operating costs	R$ (14,350,903)	R$ (12,800,042)	R$ (11,179,667)
Selling expenses	(911,967)	(825,879)	(751,286)
Allowance for doubtful accounts	782,057	643,730	444,826
Administrative expenses	(1,398,507)	(1,124,069)	(1,051,181)
Total	(17,443,434)	(15,393,720)	(13,426,960)
Salaries Payroll Charges And Benefits [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(2,285,765)	(2,026,202)	(1,958,395)
Selling expenses	(306,864)	(265,435)	(271,565)
Administrative expenses	(284,562)	(250,557)	(257,829)
Total	(2,877,191)	(2,542,194)	(2,487,789)
Pension Obligations [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(29,796)	(36,771)	(37,281)
Selling expenses	(4,021)	(4,868)	(5,059)
Administrative expenses	(84,670)	(72,170)	(116,941)
Total	(118,487)	(113,809)	(159,281)
Construction Costs [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(4,754,383)	(4,278,337)	(3,630,139)
Total	(4,754,383)	(4,278,337)	(3,630,139)
General Supplies [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(369,381)	(314,111)	(244,054)
Selling expenses	(7,121)	(7,976)	(5,471)
Administrative expenses	(23,664)	(11,209)	(14,237)
Total	(400,166)	(333,296)	(263,762)
Treatment Supplies [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(598,993)	(364,542)	(338,756)
Total	(598,993)	(364,542)	(338,756)
Outside Services [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(1,724,347)	(1,517,196)	(1,251,839)
Selling expenses	(418,632)	(343,763)	(290,512)
Administrative expenses	(250,293)	(250,801)	(230,054)
Total	(2,393,272)	(2,111,760)	(1,772,405)
Electricity One [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(1,497,644)	(1,462,776)	(1,214,831)
Selling expenses	(1,001)	(1,340)	(1,200)
Administrative expenses	(1,896)	(1,715)	(1,359)
Total	(1,500,541)	(1,465,831)	(1,217,390)
General Expenses [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(831,503)	(717,352)	(622,113)
Selling expenses	(107,313)	(136,107)	(118,278)
Administrative expenses	(548,626)	(357,564)	(257,693)
Total	(1,487,442)	(1,211,023)	(998,084)
Depreciation And Amortization [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(2,259,091)	(2,082,755)	(1,882,259)
Selling expenses	(67,015)	(66,390)	(59,201)
Administrative expenses	(124,743)	(104,177)	(95,652)
Total	(2,450,849)	(2,253,322)	(2,037,112)
Bad Debt Expense Net [Member]
IfrsStatementLineItems [Line Items]
Allowance for doubtful accounts	(782,057)	(643,730)	(444,826)
Total	(782,057)	(643,730)	(444,826)
Tax Expense [Member]
IfrsStatementLineItems [Line Items]
Administrative expenses	(80,053)	(75,876)	(77,416)
Total	R$ (80,053)	R$ (75,876)	R$ (77,416)